Shareholder Report	7 Months Ended	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Advisors Preferred Trust
Entity Central Index Key		0001556505
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000159198
Shareholder Report [Line Items]
Fund Name		Quantified Alternative Investment Fund
Class Name		Advisor
Trading Symbol		QALAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Quantified Alternative Investment Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$217	2.10%

Expenses Paid, Amount		$ 217
Expense Ratio, Percent		2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 6.54% for the year ending June 30, 2024, buoyed in part by favorable market conditions. The S&P 500 Index, the Fund’s primary benchmark, returned 24.56% for the same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds.

Techniques

Among the baskets in the universe for the rotational portion of the Fund, Old Energy had the highest return for the third quarter of 2023, and New Energy had the lowest. The cash position was just under 12% at the end of the quarter. The Fund’s NASDAQ futures hedging exposure and actively traded long-term government-bond futures overlay negatively impacted performance for the quarter. Among the baskets in the universe for the rotational portion of the Fund, Innovative Tech had the highest return for the fourth quarter of 2023, and Old Energy had the lowest. The cash position was just above 12% at the end of the quarter. The Fund’s NASDAQ futures hedging exposure contributed to performance, while the Fund’s actively traded long-term government-bond futures negatively impacted performance for the fourth quarter of 2023.

 Within the rotational portion of the fund, Old Energy yielded the highest return in the first quarter of 2024, while Clean Energy had the lowest. The Fund’s cash position was just above 13% at the end of the quarter. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures positively contributed to performance for the quarter ending March 31, 2024. The Fund’s cash allocation was 13.35% at the beginning of April, 15.38% at the beginning of May, and 9.25% at the beginning of June. The Fund’s NASDAQ futures positions performed positively for the second quarter of 2024, while its long-term government-bond futures positions performed negatively.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Alternative Investment Fund	6.54%	3.26%	2.87%
S&P 500® Index	24.56%	15.05%	14.59%

Performance Inception Date			Mar. 18, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 26,838,396	$ 26,838,396	$ 26,838,396
Holdings Count | Holding	48	48	48
Advisory Fees Paid, Amount		$ 104,300
InvestmentCompanyPortfolioTurnover		571.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,838,396 Number of Portfolio Holdings48 Advisory Fee $104,300 Portfolio Turnover571%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	6.3%
Money Market Funds	18.1%
Open End Funds	25.7%
Exchange-Traded Funds	49.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	13.2%
First American Government Obligations Fund, Class Z	7.1%
Fidelity Government Portfolio, Institutional Class	7.1%
AQR Equity Market Neutral Fund	6.1%
AQR Alternative Risk Premia Fund	4.9%
iShares U.S. Tech Independence Focused ETF	4.8%
iShares Global Consumer Discretionary ETF	4.4%
ALPS Disruptive Technologies ETF	3.7%
Victory INCORE Investment Grade Convertible Fund	3.1%
Boston Partners Global Long/Short Fund	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000129685
Shareholder Report [Line Items]
Fund Name		Quantified Alternative Investment Fund
Class Name		Investor
Trading Symbol		QALTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Quantified Alternative Investment Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$148	1.43%

Expenses Paid, Amount		$ 148
Expense Ratio, Percent		1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 7.17% for the year ending June 30, 2024, buoyed in part by favorable market conditions. The S&P 500 Index, the Fund’s primary benchmark, returned 24.56% for the same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds.

Techniques

Among the baskets in the universe for the rotational portion of the Fund, Old Energy had the highest return for the third quarter of 2023, and New Energy had the lowest. The cash position was just under 12% at the end of the quarter. The Fund’s NASDAQ futures hedging exposure and actively traded long-term government-bond futures overlay negatively impacted performance for the quarter. Among the baskets in the universe for the rotational portion of the Fund, Innovative Tech had the highest return for the fourth quarter of 2023, and Old Energy had the lowest. The cash position was just above 12% at the end of the quarter. The Fund’s NASDAQ futures hedging exposure contributed to performance, while the Fund’s actively traded long-term government-bond futures negatively impacted performance for the fourth quarter of 2023.

 Within the rotational portion of the fund, Old Energy yielded the highest return in the first quarter of 2024, while Clean Energy had the lowest. The Fund’s cash position was just above 13% at the end of the quarter. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures positively contributed to performance for the quarter ending March 31, 2024. The Fund’s cash allocation was 13.35% at the beginning of April, 15.38% at the beginning of May, and 9.25% at the beginning of June. The Fund’s NASDAQ futures positions performed positively for the second quarter of 2024, while its long-term government-bond futures positions performed negatively.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Quantified Alternative Investment Fund	7.17%	3.82%	1.98%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 26,838,396	$ 26,838,396	$ 26,838,396
Holdings Count | Holding	48	48	48
Advisory Fees Paid, Amount		$ 104,300
InvestmentCompanyPortfolioTurnover		571.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,838,396 Number of Portfolio Holdings48 Advisory Fee $104,300 Portfolio Turnover571%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	6.3%
Money Market Funds	18.1%
Open End Funds	25.7%
Exchange-Traded Funds	49.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	13.2%
First American Government Obligations Fund, Class Z	7.1%
Fidelity Government Portfolio, Institutional Class	7.1%
AQR Equity Market Neutral Fund	6.1%
AQR Alternative Risk Premia Fund	4.9%
iShares U.S. Tech Independence Focused ETF	4.8%
iShares Global Consumer Discretionary ETF	4.4%
ALPS Disruptive Technologies ETF	3.7%
Victory INCORE Investment Grade Convertible Fund	3.1%
Boston Partners Global Long/Short Fund	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000213660
Shareholder Report [Line Items]
Fund Name		Quantified Common Ground Fund
Class Name		Investor
Trading Symbol		QCGDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Quantified Common Ground Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$187	1.71%

Expenses Paid, Amount		$ 187
Expense Ratio, Percent		1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund enjoyed positive returns of 18.19% for the year ended June 30, 2024, buoyed in part by favorable stock market conditions. The S&P Composite 1500 Total Return Index, the Fund’s benchmark, gained 23.52%.

Strategy

The Quantified Common Ground Fund invests in securities of issuers that can be considered compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standard which are actively managed.

Techniques

The sub-advisor favored the Materials sector in September 2023 and the Financial and Industrials sectors in September and October. It expanded its focus to include the Financials sector in December. Energy was the only sector to gain for the third quarter, while in the fourth quarter, it was the sole detractor, reducing the Fund’s returns. During the third and fourth quarters, the Fund functioned primarily as a growth fund, although it possessed significant value characteristics in November. Its cash exposure was lower than in periods in 2022, indicating a move back into the market. The Fund gained 6.11% for the first quarter of 2024, underperforming its benchmark, the S&P 1500 TR, which gained 10.31%. The sub-advisor favored Utilities in January, Consumer Staples in February, and Industrials in March. The Fund was underweighted in Information Technology throughout the first quarter, which performed well. Initially, the Fund operated mainly as a value fund, transitioning to a mixed fund as the quarter progressed. The Fund began January with a cash position of 2.5% and increased its defensive stance, ending March with a cash position of just over 12%. In early April, the Fund’s largest industry exposure was 12.33% in Machinery, and its cash allocation was 9.33%. By early May, the largest industry exposure was 12.77% in Oil, Gas, and Consumable Fuels, with a cash allocation of 4.94%. In early June, the most significant industry exposure was 12.75% in Commercial Services and Supplies, with a cash allocation of 12.66%.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Common Ground Fund	S&P Composite 1500® Index
Dec-2019	$10,000	$10,000
Jun-2020	$9,370	$9,570
Jun-2021	$13,023	$13,601
Jun-2022	$13,851	$12,103
Jun-2023	$14,044	$14,431
Jun-2024	$16,599	$17,826

Average Annual Return [Table Text Block]
	1 Year	Since Inception (December 27, 2019)
Quantified Common Ground Fund	18.19%	11.89%
S&P Composite 1500® Index	23.52%	13.68%

Performance Inception Date			Dec. 27, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 179,720,368	$ 179,720,368	$ 179,720,368
Holdings Count | Holding	46	46	46
Advisory Fees Paid, Amount		$ 1,397,969
InvestmentCompanyPortfolioTurnover		860.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$179,720,368
Number of Portfolio Holdings	46
Advisory Fee	$1,397,969
Portfolio Turnover	860%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.8%
Money Market Funds	15.3%
Reit	2.1%
Short-Term Investments	6.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	9.1%
First American Government Obligations Fund, Class Z	7.4%
Fidelity Government Portfolio, Institutional Class	7.4%
Republic Services, Inc.	6.1%
Illinois Tool Works, Inc.	5.3%
Waste Management, Inc.	4.9%
Avery Dennison Corporation	4.9%
AptarGroup, Inc.	4.7%
Ross Stores, Inc.	3.8%
Valvoline, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000213662
Shareholder Report [Line Items]
Fund Name		Quantified Evolution Plus Fund
Class Name		Investor
Trading Symbol		QEVOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Quantified Evolution Plus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$170	1.65%

Expenses Paid, Amount		$ 170
Expense Ratio, Percent		1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 6.18% for the year ending June 30, 2024, buoyed in part by favorable stock market conditions. The S&P 500 Index, the Fund’s primary benchmark, returned 24.56% for the same period.

Strategy

The Quantified Evolution Plus Fund utilizes a strategy that seeks strong absolute risk-adjusted returns on a wide variety of asset classes and is actively managed.

Techniques

The Fund began the third quarter of 2023 with heavy international exposure, having a 32% allocation to European equities and a 47% allocation to emerging market equities. By the end of the quarter, the Fund had a 66% allocation to the U.S. dollar which it maintained for much of the fourth quarter. By the end of the quarter, it had dropped its dollar exposure in favor of government bonds and equities.

At the start of the first quarter of 2023, the Fund's allocations included 30% in long-term government bonds and 29% in international equities. Over the quarter, the Fund raised its exposure to international equities to 47% and to the S&P 500 to 41%. The Fund entered the second quarter of 2024, with heavy equity exposure: 82% to the S&P 500, 8% to the NASDAQ 100, 16% to the Russell 2000, and 94% to European equities. In April, the Fund had large allocations to commodities and emerging market equities. The Fund had a significant exposure to gold from the end of April through the rest of the second quarter.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Evolution Plus Fund	S&P 500® Index
Sep-2019	$10,000	$10,000
Jun-2020	$8,913	$10,571
Jun-2021	$10,116	$14,883
Jun-2022	$9,275	$13,303
Jun-2023	$8,676	$15,910
Jun-2024	$9,212	$19,817

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 30, 2019)
Quantified Evolution Plus Fund	6.18%	- 1.71%
S&P 500® Index	24.56%	15.48%

Performance Inception Date			Sep. 30, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 22,962,765	$ 22,962,765	$ 22,962,765
Holdings Count | Holding	16	16	16
Advisory Fees Paid, Amount		$ 287,327
InvestmentCompanyPortfolioTurnover		329.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$22,962,765
Number of Portfolio Holdings	16
Advisory Fee	$287,327
Portfolio Turnover	329%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	2.6%
Corporate Bonds	4.9%
Certificate Of Deposit	4.8%
U.S. Government & Agencies	9.7%
Short-Term Investments	35.9%
Money Market Funds	42.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 5.200%,	32.4%
First American Government Obligations Fund Class Z, 5.187%,	32.4%
First American Government Obligations Fund Class X, 5.226%, -	6.6%
Federal National Mortgage Association, 5.250%, 02/17/26	4.4%
Federal Home Loan Banks, 5.625%, 03/09/26	4.4%
Valley Strong Credit Union, 5.100%, 02/10/25	4.4%
Federal Home Loan Mortgage Corporation, 5.300%, 02/17/26	4.3%
Invesco QQQ Trust Series 1	1.0%
SPDR S&P 500 ETF Trust	0.7%
SPDR Gold Shares	0.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000245743
Shareholder Report [Line Items]
Fund Name	Quantified Global Fund
Class Name	Investor
Trading Symbol	QGBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Quantified Global Fund for the period of November 29, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$105	1.73%

The cost of a $10,000 investment would have been higher than the amount shown above had it been a full reporting period.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 7.80% for the period from its inception on November 29, 2023 through its fiscal year end on June 30, 2024, buoyed in part by favorable stock market conditions. The MSCI ACSW (All Country World Index), the Fund’s benchmark, was up 17.05% for the same period.

Strategy

The Fund provides non-U.S. exposure (at least 40% under normal circumstances) using a dynamic tactical strategy.

Techniques

In actively seeking the best opportunities in the present market environment, the Fund favored Industrials in January and Health Care in February and March with a preference for value for the quarter. Sector positions negatively affected the Fund. The sub-advisor began with a cash position of 2.5% in January and adopted a more defensive stance as the quarter progressed, increasing its cash holdings to just over 7% by March. The Fund’s exposure to U.S. equities was about 18% in January and March and 11% in February. The Fund started the year with equal weightings to QQQ and SPY, but it shifted all its U.S. exposure to SPY for February and March.

U.S. exposure was 34.61% at the start of the second quarter with the largest industry exposure of 14.48% in Banks, and cash was 6.34%. U.S. exposure was 49% at the start of May; the most significant industry exposure was 16.62% in Banks, and cash was 2.8%. At the beginning of June, U.S. exposure was 54.11%; the largest industry exposure was 8.41% in Oil, Gas, and Consumable Fuels; and cash was at 2.5%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Global Fund	MSCI ACWI Net
Nov-2023	$10,000	$10,000
Jun-2024	$10,780	$11,705

Average Annual Return [Table Text Block]
Since Inception (November 29, 2023)
Quantified Global Fund	7.80%
MSCI ACWI Net	17.05%

Performance Inception Date			Nov. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 7,293,419	$ 7,293,419	$ 7,293,419
Holdings Count | Holding	28	28	28
Advisory Fees Paid, Amount	$ 48,868
InvestmentCompanyPortfolioTurnover	524.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,293,419
Number of Portfolio Holdings	28
Advisory Fee	$48,868
Portfolio Turnover	524%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	39.6%
Exchange-Traded Funds	52.2%
Money Market Funds	2.9%
Reit	2.4%
Short-Term Investments	2.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	36.8%
Invesco QQQ Trust Series 1	14.9%
Shell PLC	3.9%
Honda Motor Company Ltd.	3.2%
Telefonica S.A.	3.1%
Fidelity Government Portfolio - Institutional Class	2.8%
First American Government Obligations Fund - Class Z	2.8%
Eni SpA	2.8%
British American Tobacco plc	2.7%
Lloyds Banking Group plc	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000226634
Shareholder Report [Line Items]
Fund Name		Quantified Government Income Tactical Fund
Class Name		Investor
Trading Symbol		QGITX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Quantified Government Income Tactical Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$155	1.62%

Expenses Paid, Amount		$ 155
Expense Ratio, Percent		1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned -9.02% for the year ended June 30, 2024, in often difficult debt market conditions. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, was up 2.63%.

Strategy

The Quantified Government Income Tactical Fund is designed for investors seeking aggressive growth using U.S. government bond vehicles for trading.

Techniques

The Fund’s sub-portfolios fell the third quarter of 2023; however, 40% outperformed the Bloomberg U.S. Aggregate Bond Market Index. Strategic weightings among the sub-portfolios allowed the Fund to outperform its benchmarks especially long-term Treasurys. Late last year, a change was made to the Fund to make it more interest-rate agnostic. The Fund responded to market patterns during the quarter by alternating between about 80% long and 50% short exposures. In the final quarter of 2023, the fund fell by 6.23%. Its benchmarks performed as follows: The Bloomberg U.S. Aggregate Bond Market Index rose 6.81%, and long-term Treasurys dropped 13.88%. One of the Fund’s sub-strategies posted negative results for the quarter, and 40% outperformed the Bloomberg U.S. Aggregate Bond Market Index. However, the Fund’s significant weighting to one underperforming sub-strategy led to its underperformance. At the end of the quarter, we instituted a minor change to combine the signals from the sub-strategies better, aiming for a more unbiased method of combining sub-strategy signals.

The Fund rose 1.01% for the first quarter of 2024. Eighty percent of the Fund’s sub-strategies beat the Fund’s benchmark, and 29% had a positive performance. Throughout the quarter, the Fund maintained a long bias for long-term Treasurys, although it achieved short positions at the beginning of February. However, reduced exposure at opportune times helped the Fund outperform long-term Treasurys for the quarter. The Fund declined 0.99% for the second quarter of this year. Long-term Treasurys, fell 2.16%. Within the Fund, 60% of the sub-strategies beat the Fund’s benchmark, and 40% had a positive performance. The Fund maintained a long bias to long-term Treasurys throughout the quarter, although it achieved short positions at the beginning of April and June. The Fund predominantly used long-term Treasurys when seeking exposure to the bond markets this quarter.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Government Income Tactical Fund	Bloomberg U.S. Aggregate Bond Index
Apr-2021	$10,000	$10,000
Jun-2021	$10,090	$10,076
Jun-2022	$9,581	$9,039
Jun-2023	$8,183	$8,955
Jun-2024	$7,445	$9,190

Average Annual Return [Table Text Block]
	1 Year	Since Inception (April 15, 2021)
Quantified Government Income Tactical Fund	- 9.02%	- 8.79%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.60%

Performance Inception Date			Apr. 15, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 27,681,188	$ 27,681,188	$ 27,681,188
Holdings Count | Holding	8	8	8
Advisory Fees Paid, Amount		$ 260,793
InvestmentCompanyPortfolioTurnover		86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,681,188
Number of Portfolio Holdings	8
Advisory Fee	$260,793
Portfolio Turnover	86%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.3%
Corporate Bonds	3.3%
Certificate Of Deposit	3.3%
U.S. Government & Agencies	6.7%
Short-Term Investments	43.2%
Money Market Funds	43.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 5.200%,	46.7%
First American Government Obligations Fund Class Z, 5.187%,	46.8%
Federal National Mortgage Association, 5.250%, 02/17/26	3.6%
Federal Home Loan Banks, 5.625%, 03/09/26	3.6%
Valley Strong Credit Union, 5.100%, 02/10/25	3.6%
Federal Home Loan Mortgage Corporation, 5.300%, 02/17/26	3.6%
iShares 20+ Year Treasury Bond ETF	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000159195
Shareholder Report [Line Items]
Fund Name		Quantified Managed Income Fund
Class Name		Advisor
Trading Symbol		QBDAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Quantified Managed Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$195	1.94%

Expenses Paid, Amount		$ 195
Expense Ratio, Percent		1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned a positive return of 0.99% for the year ended June 30, 2024, in spite of often difficult debt market conditions. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, was up 2.63%.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted return portfolio that is actively managed.

Techniques

The Fund’s rotational ETF sleeve was the best-performing component in the third quarter of 2023, with a gain of 1.72%. This sleeve used an above-average cash exposure to manage risk. The Fund’s high-yield-bond trading sleeve was down for the quarter. The Fund’s dividend-paying stock sleeve was also down for the quarter. The actively traded long-term government-bond futures overlay outperformed the Fund’s benchmark for the quarter. The Fund’s high-yield bond trading sleeve was the best-performing component in the fourth quarter, with a gain of 7.95%. The rotational ETF sleeve of the Fund, using an above-average cash exposure to manage risk, was up this quarter. The Fund’s dividend-paying stock sleeve was positive over the quarter. The actively traded long-term government-bond futures overlay underperformed the Fund’s quarterly benchmark.

The Fund’s actively traded long-term government-bond futures overlay was the best-performing component in the first quarter of 2024, gaining 5.69%. The rotational ETF sleeve of the Fund, using average cash exposure to manage risk, was up. The Fund’s high-yield bond trading sleeve rose 1.48%. In contrast, the dividend-paying stock sleeve remained mainly market-neutral to reduce volatility. The Fund’s high-yield bond trading sleeve was the best-performing component in the second quarter of 2024, up 1.13%. The Fund’s rotational ETF sleeve was also up this quarter and outperformed the Fund’s benchmark. The Fund’s actively traded long-term government-bond futures overlay underperformed the Fund's benchmark, as did its dividend-paying stock sleeve, which remained mostly market-neutral to reduce volatility.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Mar-2016	$10,000	$10,000
Jun-2016	$10,332	$10,281
Jun-2017	$10,674	$10,249
Jun-2018	$10,496	$10,208
Jun-2019	$11,142	$11,011
Jun-2020	$10,501	$11,974
Jun-2021	$10,223	$11,934
Jun-2022	$10,072	$10,706
Jun-2023	$9,667	$10,605
Jun-2024	$9,763	$10,884

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Managed Income Fund	0.99%	- 2.61%	- 0.29%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.03%

Performance Inception Date			Mar. 18, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 102,977,044	$ 102,977,044	$ 102,977,044
Holdings Count | Holding	45	45	45
Advisory Fees Paid, Amount		$ 1,097,534
InvestmentCompanyPortfolioTurnover		718.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$102,977,044
Number of Portfolio Holdings	45
Advisory Fee	$1,097,534
Portfolio Turnover	718%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	1.7%
Common Stocks	7.8%
Money Market Funds	24.4%
Exchange-Traded Funds	66.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	29.4%
Alerian MLP ETF	13.6%
WisdomTree US LargeCap Dividend Fund	12.8%
Schwab U.S. Aggregate Bond ETF	12.8%
Invesco Senior Loan ETF	9.1%
Invesco Emerging Markets Sovereign Debt ETF	9.0%
iShares MBS ETF	9.0%
Invesco Preferred ETF	6.0%
SPDR Bloomberg High Yield Bond ETF	4.0%
iShares iBoxx High Yield Corporate Bond ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000129682
Shareholder Report [Line Items]
Fund Name		Quantified Managed Income Fund
Class Name		Investor
Trading Symbol		QBDSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Quantified Managed Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$136	1.35%

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned a positive return of 1.62% for the year ended June 30, 2024, in spite of often difficult debt market conditions. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, was up 2.63%.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted return portfolio that is actively managed.

Techniques

The Fund’s rotational ETF sleeve was the best-performing component in the third quarter of 2023, with a gain of 1.72%. This sleeve used an above-average cash exposure to manage risk. The Fund’s high-yield-bond trading sleeve was down for the quarter. The Fund’s dividend-paying stock sleeve was also down for the quarter. The actively traded long-term government-bond futures overlay outperformed the Fund’s benchmark for the quarter. The Fund’s high-yield bond trading sleeve was the best-performing component in the fourth quarter, with a gain of 7.95%. The rotational ETF sleeve of the Fund, using an above-average cash exposure to manage risk, was up this quarter. The Fund’s dividend-paying stock sleeve was positive over the quarter. The actively traded long-term government-bond futures overlay underperformed the Fund’s quarterly benchmark.

The Fund’s actively traded long-term government-bond futures overlay was the best-performing component in the first quarter of 2024, gaining 5.69%. The rotational ETF sleeve of the Fund, using average cash exposure to manage risk, was up. The Fund’s high-yield bond trading sleeve rose 1.48%. In contrast, the dividend-paying stock sleeve remained mainly market-neutral to reduce volatility. The Fund’s high-yield bond trading sleeve was the best-performing component in the second quarter of 2024, up 1.13%. The Fund’s rotational ETF sleeve was also up this quarter and outperformed the Fund’s benchmark. The Fund’s actively traded long-term government-bond futures overlay underperformed the Fund's benchmark, as did its dividend-paying stock sleeve, which remained mostly market-neutral to reduce volatility.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Quantified Managed Income Fund	1.62%	- 2.01%	- 0.05%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 102,977,044	$ 102,977,044	$ 102,977,044
Holdings Count | Holding	45	45	45
Advisory Fees Paid, Amount		$ 1,097,534
InvestmentCompanyPortfolioTurnover		718.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$102,977,044
Number of Portfolio Holdings	45
Advisory Fee	$1,097,534
Portfolio Turnover	718%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	1.7%
Common Stocks	7.8%
Money Market Funds	24.4%
Exchange-Traded Funds	66.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	29.4%
Alerian MLP ETF	13.6%
WisdomTree US LargeCap Dividend Fund	12.8%
Schwab U.S. Aggregate Bond ETF	12.8%
Invesco Senior Loan ETF	9.1%
Invesco Emerging Markets Sovereign Debt ETF	9.0%
iShares MBS ETF	9.0%
Invesco Preferred ETF	6.0%
SPDR Bloomberg High Yield Bond ETF	4.0%
iShares iBoxx High Yield Corporate Bond ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000159197
Shareholder Report [Line Items]
Fund Name		Quantified Market Leaders Fund
Class Name		Advisor
Trading Symbol		QMLAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Quantified Market Leaders Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$207	1.94%

Expenses Paid, Amount		$ 207
Expense Ratio, Percent		1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 13.14% for the year ending June 30, 2024, buoyed in part by favorable stock market conditions. The MSCI ACSW (All Country World Index), the Fund’s benchmark, was up 19.37% for the same period.

Strategy

The Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

As the market declined in July and August 2023, the sub-advisor reduced market exposure in the Fund, finishing the third quarter with an exposure of just 25%. The Fund began the fourth quarter of 2023 in a defensive posture. It follows a rule set that includes several risk-management indicators. These indicators moved from bearish to bullish during the quarter in just five trading days—the fastest switch ever. Shifting to a fully invested position and adding leverage on November 6, 2023, benefited the Fund for the final quarter of the year.

The Fund rose 11.34% for the first quarter of 2024, surpassing the S&P 500 (the Fund’s secondary benchmark), which climbed 10.56% and marked its 12th-strongest quarterly gain in the past 80 years. The market rally broadened, and more sectors began to take the lead. This change was reflected in the robust performance of the more diversified S&P 500, which outperformed the highly concentrated NASDAQ Composite. Such broadening is advantageous for the Fund due to its ability to pivot to emerging leaders. The Fund moved to a defensive position in late April. It reversed its position in early May but missed out on some market gains. In June, the Fund gained 6.11%, surpassing the S&P 500’s 3.47% gain and aiding in the recovery. From June until the quarter’s end, the Fund was overweight in the Technology sector (26%), Large-Cap Growth (20%), and the S&P 500 (26%).

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Market Leaders Fund	MSCI ACWI Net	Morningstar Aggressive Target Risk Index
Mar-2016	$10,000	$10,000	$10,000
Jun-2016	$10,290	$10,137	$10,270
Jun-2017	$11,838	$12,041	$12,143
Jun-2018	$14,038	$13,333	$13,529
Jun-2019	$13,088	$14,099	$14,351
Jun-2020	$15,297	$14,396	$14,235
Jun-2021	$24,510	$20,049	$19,846
Jun-2022	$17,380	$16,891	$16,750
Jun-2023	$19,160	$19,683	$19,136
Jun-2024	$21,678	$23,497	$21,982

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Market Leaders Fund	13.14%	10.62%	9.79%
MSCI ACWI Net	19.37%	10.76%	10.86%
Morningstar Aggressive Target Risk Index	14.87%	8.90%	9.97%

Performance Inception Date			Mar. 18, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 184,471,566	$ 184,471,566	$ 184,471,566
Holdings Count | Holding	13	13	13
Advisory Fees Paid, Amount		$ 1,442,767
InvestmentCompanyPortfolioTurnover		1289.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$184,471,566
Number of Portfolio Holdings	13
Advisory Fee	$1,442,767
Portfolio Turnover	1289%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	6.7%
Money Market Funds	16.3%
Exchange-Traded Funds	77.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	39.2%
iShares MSCI Emerging Markets ETF	24.3%
Vanguard Information Technology ETF	19.6%
Mount Vernon Liquid Assets Portfolio, LLC	10.4%
Fidelity Government Portfolio, Institutional Class	7.4%
First American Government Obligations Fund, Class Z	7.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000129684
Shareholder Report [Line Items]
Fund Name		Quantified Market Leaders Fund
Class Name		Investor
Trading Symbol		QMLFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Quantified Market Leaders Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$143	1.34%

Expenses Paid, Amount		$ 143
Expense Ratio, Percent		1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 13.88% for the year ending June 30, 2024, buoyed in part by favorable stock market conditions. The MSCI ACSW (All Country World Index), the Fund’s benchmark, was up 19.37% for the same period.

Strategy

The Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

As the market declined in July and August 2023, the sub-advisor reduced market exposure in the Fund, finishing the third quarter with an exposure of just 25%. The Fund began the fourth quarter of 2023 in a defensive posture. It follows a rule set that includes several risk-management indicators. These indicators moved from bearish to bullish during the quarter in just five trading days—the fastest switch ever. Shifting to a fully invested position and adding leverage on November 6, 2023, benefited the Fund for the final quarter of the year.

The Fund rose 11.34% for the first quarter of 2024, surpassing the S&P 500 (the Fund’s secondary benchmark), which climbed 10.56% and marked its 12th-strongest quarterly gain in the past 80 years. The market rally broadened, and more sectors began to take the lead. This change was reflected in the robust performance of the more diversified S&P 500, which outperformed the highly concentrated NASDAQ Composite. Such broadening is advantageous for the Fund due to its ability to pivot to emerging leaders. The Fund moved to a defensive position in late April. It reversed its position in early May but missed out on some market gains. In June, the Fund gained 6.11%, surpassing the S&P 500’s 3.47% gain and aiding in the recovery. From June until the quarter’s end, the Fund was overweight in the Technology sector (26%), Large-Cap Growth (20%), and the S&P 500 (26%).

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Quantified Market Leaders Fund	13.88%	11.24%	7.59%
MSCI ACWI Net	19.37%	10.76%	8.43%
Morningstar Aggressive Target Risk Index	14.87%	8.90%	7.83%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 184,471,566	$ 184,471,566	$ 184,471,566
Holdings Count | Holding	13	13	13
Advisory Fees Paid, Amount		$ 1,442,767
InvestmentCompanyPortfolioTurnover		1289.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$184,471,566
Number of Portfolio Holdings	13
Advisory Fee	$1,442,767
Portfolio Turnover	1289%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	6.7%
Money Market Funds	16.3%
Exchange-Traded Funds	77.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	39.2%
iShares MSCI Emerging Markets ETF	24.3%
Vanguard Information Technology ETF	19.6%
Mount Vernon Liquid Assets Portfolio, LLC	10.4%
Fidelity Government Portfolio, Institutional Class	7.4%
First American Government Obligations Fund, Class Z	7.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000213664
Shareholder Report [Line Items]
Fund Name		Quantified Pattern Recognition Fund
Class Name		Investor
Trading Symbol		QSPMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Quantified Pattern Recognition Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$164	1.61%

Expenses Paid, Amount		$ 164
Expense Ratio, Percent		1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 3.45% for the year ending June 30, 2024, buoyed in part by favorable stock market conditions. The S&P 500 Index, the Fund’s primary benchmark, returned 24.56% for the same period. The Fund’s secondary benchmark, a blended index of 50% of the S&P Index and 50% of the Bloomberg Aggregate Bond Index was up 13.22% for the 12 months.

Strategy

The Quantified Pattern Recognition Fund seeks out daily patterns in the stock market that have been found to be determinative of probable future price direction.

Techniques

The Fund was very active for the third and fourth quarters of 2023, holding both long and short positions almost equally. However, due to shifting market patterns, the Fund lagged behind the market as the algorithms attempted to match market changes. The Fund expected the market to fluctuate within a narrower range than what had occurred and did not quickly adjust to emerging upward trends.

The Fund had a net exposure of more than 100% for most of January 2024. It then entered into a short position in the S&P 500 at the end of January, holding it into February. The Fund finally exited the markets for the majority of February. The Fund employed a more opportunistic pattern of entering and exiting the markets throughout the rest of the first quarter. The Fund continued to adapt to prevailing market patterns and outperformed its benchmark by staying leveraged in January during the S&P 500’s strong uptrend before exiting and re-entering the market during the February pullback. The Fund had net long exposure in March and April, switched to a short position in the S&P 500 in early May, returned to a long position at the end of May, and went short again at the end of June.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Pattern Recognition Fund	50/50 S&P 500/Bloomberg Aggregate Bond	S&P 500 Index
Aug-2019	$10,000	$10,000	$10,000
Jun-2020	$10,890	$10,729	$10,769
Jun-2021	$13,962	$12,752	$15,162
Jun-2022	$10,962	$11,452	$13,552
Jun-2023	$14,829	$12,503	$16,208
Jun-2024	$15,340	$14,155	$20,188

Average Annual Return [Table Text Block]
	1 Year	Since Inception (August 30, 2019)
Quantified Pattern Recognition Fund	3.45%	9.25%
S&P 500 Index	24.56%	15.64%
50/50 S&P 500/Bloomberg Aggregate Bond	13.22%	7.47%

Performance Inception Date			Aug. 30, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 31,056,948	$ 31,056,948	$ 31,056,948
Holdings Count | Holding	8	8	8
Advisory Fees Paid, Amount		$ 358,646
InvestmentCompanyPortfolioTurnover		135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,056,948
Number of Portfolio Holdings	8
Advisory Fee	$358,646
Portfolio Turnover	135%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.9%
Corporate Bonds	3.5%
Certificate Of Deposit	3.5%
U.S. Government & Agencies	7.1%
Short-Term Investments	42.5%
Money Market Funds	42.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 5.200%,	38.6%
First American Government Obligations Fund Class Z, 5.187%,	38.6%
Federal National Mortgage Association, 5.250%, 02/17/26	3.2%
Federal Home Loan Banks, 5.625%, 03/09/26	3.2%
Valley Strong Credit Union, 5.100%, 02/10/25	3.2%
Federal Home Loan Mortgage Corporation, 5.300%, 02/17/26	3.2%
SPDR S&P 500 ETF Trust	0.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000226637
Shareholder Report [Line Items]
Fund Name		Quantified Rising Dividend Tactical Fund
Class Name		Investor
Trading Symbol		QRDTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Quantified Rising Dividend Tactical Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$173	1.61%

Expenses Paid, Amount		$ 173
Expense Ratio, Percent		1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 15.19% for the year ending June 30, 2024, buoyed in part by favorable market conditions. The S&P 500 Index, the Fund’s primary benchmark, returned 24.56% for the same period.

Strategy

The Quantified Rising Dividend Tactical Fund strives to build a portfolio of domestic and international ETFs that hold strong companies with rising dividends which is actively managed.

Techniques

The Fund moved from 140% invested to 25% by mid-September 2023. The value style and value sectors were among the weakest performers for the year in the third quarter. The Fund began the fourth quarter in a defensive posture. The Fund follows a rule set that includes several different risk-management indicators. These indicators moved from bearish to bullish during the quarter in just five trading days—the fastest switch ever. Transferring to a fully invested position and adding leverage on November 6, 2023, benefited the Fund for the final quarter of 2023. The first quarter of 2024 was challenging for dividend-oriented funds. Among the 50 largest dividend ETFs, the average return was 5.6%, with none surpassing the performance of the S&P 500, which rallied 10.56%. Compared to the 50 largest dividend ETFs, the Fund would have ranked #4 in performance for the quarter.

The Fund remained on offense throughout the second quarter of 2024. The average of the 50 largest dividend ETFs fell by 0.71%, making it a tough quarter for income investors.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Rising Dividend Tactical Fund	S&P 500® Index
Apr-2021	$10,000	$10,000
Jun-2021	$10,240	$10,449
Jun-2022	$8,622	$9,340
Jun-2023	$7,994	$11,170
Jun-2024	$9,208	$13,913

Average Annual Return [Table Text Block]
	1 Year	Since Inception (April 14, 2021)
Quantified Rising Dividend Tactical Fund	15.19%	- 2.54%
S&P 500® Index	24.56%	10.83%

Performance Inception Date			Apr. 14, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 37,617,218	$ 37,617,218	$ 37,617,218
Holdings Count | Holding	37	37	37
Advisory Fees Paid, Amount		$ 347,367
InvestmentCompanyPortfolioTurnover		173.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$37,617,218
Number of Portfolio Holdings	37
Advisory Fee	$347,367
Portfolio Turnover	173%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	6.2%
Money Market Funds	6.2%
Exchange-Traded Funds	87.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	22.0%
Invesco S&P 500 Equal Weight ETF	17.4%
Invesco S&P 500 Low Volatility ETF	17.4%
Vanguard International Dividend Appreciation ETF	17.2%
Invesco QQQ Trust Series 1	13.6%
Fidelity Government Portfolio, Institutional Class	6.2%
First American Government Obligations Fund, Class Z	6.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000161884
Shareholder Report [Line Items]
Fund Name		Quantified STF Fund
Class Name		Advisor
Trading Symbol		QSTAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Quantified STF Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$263	2.20%

Expenses Paid, Amount		$ 263
Expense Ratio, Percent		2.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 38.84% for the year ending June 30, 2024, buoyed in part by favorable stock market conditions particularly in the technology sector. The NASDAQ 100 Total Return Index earned 30.77% for the year.

Strategy

The Quantified STF Fund follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund started the third quarter of 2023 with 2.0X exposure as equities were in a steady uptrend and experienced low volatility during the second quarter. Volatility increased during the third quarter, causing the Fund to move to 1.0X long on August 16, where it remained for the rest of the quarter. The Fund began the fourth quarter 1.0X long as equities were in a downward bear channel and experienced elevated volatility during the third quarter. Because volatility decreased during the fourth quarter and markets began to trend upward, the Fund moved to 2.0X long on November 10, remaining fully leverage throughout the first quarter of 2024. As markets declined and volatility increased, the Fund reduced exposure to 1.0X on April 17. Markets resumed their longer-term uptrend, and the Fund increased exposure to 2.0X on May 9, where it remained for the rest of the quarter.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified STF Fund	NASDAQ- 100 Total Return Index
Nov-2015	$10,000	$10,000
Jun-2016	$8,240	$9,892
Jun-2017	$11,150	$12,799
Jun-2018	$13,749	$16,128
Jun-2019	$13,247	$17,767
Jun-2020	$18,981	$23,768
Jun-2021	$28,638	$34,311
Jun-2022	$23,275	$27,319
Jun-2023	$26,561	$36,370
Jun-2024	$36,878	$47,561

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (November 13, 2015)
Quantified STF Fund	38.84%	22.72%	16.32%
NASDAQ- 100 Total Return Index	30.77%	21.77%	19.81%

Performance Inception Date			Nov. 13, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 249,953,173	$ 249,953,173	$ 249,953,173
Holdings Count | Holding	19	19	19
Advisory Fees Paid, Amount		$ 1,827,341
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$249,953,173
Number of Portfolio Holdings	19
Advisory Fee	$1,827,341
Portfolio Turnover	38%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.1%
U.S. Government & Agencies	0.9%
Corporate Bonds	1.3%
Certificate Of Deposit	5.3%
Short-Term Investments	46.2%
Money Market Funds	46.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 5.187%,	41.9%
Fidelity Government Portfolio Class I, 5.200%,	41.9%
Federal National Mortgage Association, 5.250%, 02/17/26	0.8%
Federal Home Loan Banks, 5.300%, 08/15/25	0.8%
Bellco Credit Union, 5.150%, 02/24/25	0.4%
Valley Strong Credit Union, 5.100%, 02/10/25	0.4%
Texas Exchange Bank SSB, 0.500%, 07/09/24	0.4%
Greenstate Credit Union, 0.500%, 07/19/24	0.4%
Sallie Mae Bank, 0.550%, 07/22/24	0.4%
Goldman Sachs Bank USA, 0.550%, 07/29/24	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000161885
Shareholder Report [Line Items]
Fund Name		Quantified STF Fund
Class Name		Investor
Trading Symbol		QSTFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Quantified STF Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$192	1.60%

Expenses Paid, Amount		$ 192
Expense Ratio, Percent		1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 39.67% for the year ending June 30, 2024, buoyed in part by favorable stock market conditions particularly in the technology sector. The NASDAQ 100 Total Return Index earned 30.77% for the year.

Strategy

The Quantified STF Fund follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund started the third quarter of 2023 with 2.0X exposure as equities were in a steady uptrend and experienced low volatility during the second quarter. Volatility increased during the third quarter, causing the Fund to move to 1.0X long on August 16, where it remained for the rest of the quarter. The Fund began the fourth quarter 1.0X long as equities were in a downward bear channel and experienced elevated volatility during the third quarter. Because volatility decreased during the fourth quarter and markets began to trend upward, the Fund moved to 2.0X long on November 10, remaining fully leverage throughout the first quarter of 2024. As markets declined and volatility increased, the Fund reduced exposure to 1.0X on April 17. Markets resumed their longer-term uptrend, and the Fund increased exposure to 2.0X on May 9, where it remained for the rest of the quarter.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified STF Fund	NASDAQ- 100 Total Return Index
Nov-2015	$10,000	$10,000
Jun-2016	$8,250	$9,892
Jun-2017	$11,222	$12,799
Jun-2018	$13,922	$16,128
Jun-2019	$13,488	$17,767
Jun-2020	$19,445	$23,768
Jun-2021	$29,529	$34,311
Jun-2022	$24,166	$27,319
Jun-2023	$27,729	$36,370
Jun-2024	$38,729	$47,561

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (November 13, 2015)
Quantified STF Fund	39.67%	23.49%	16.99%
NASDAQ- 100 Total Return Index	30.77%	21.77%	19.81%

Performance Inception Date			Nov. 13, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 249,953,173	$ 249,953,173	$ 249,953,173
Holdings Count | Holding	19	19	19
Advisory Fees Paid, Amount		$ 1,827,341
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$249,953,173
Number of Portfolio Holdings	19
Advisory Fee	$1,827,341
Portfolio Turnover	38%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.1%
U.S. Government & Agencies	0.9%
Corporate Bonds	1.3%
Certificate Of Deposit	5.3%
Short-Term Investments	46.2%
Money Market Funds	46.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 5.187%,	41.9%
Fidelity Government Portfolio Class I, 5.200%,	41.9%
Federal National Mortgage Association, 5.250%, 02/17/26	0.8%
Federal Home Loan Banks, 5.300%, 08/15/25	0.8%
Bellco Credit Union, 5.150%, 02/24/25	0.4%
Valley Strong Credit Union, 5.100%, 02/10/25	0.4%
Texas Exchange Bank SSB, 0.500%, 07/09/24	0.4%
Greenstate Credit Union, 0.500%, 07/19/24	0.4%
Sallie Mae Bank, 0.550%, 07/22/24	0.4%
Goldman Sachs Bank USA, 0.550%, 07/29/24	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000213666
Shareholder Report [Line Items]
Fund Name		Quantified Tactical Fixed Income Fund
Class Name		Investor
Trading Symbol		QFITX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Quantified Tactical Fixed Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$157	1.61%

Expenses Paid, Amount		$ 157
Expense Ratio, Percent		1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned -5.36% for the year ended June 30, 2024, in often difficult debt market conditions. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, was up 2.63%.

Strategy

The Quantified Tactical Fixed Income Fund’s strategy is to combine numerous computerized strategies to create a multi-strategy, dynamically risk managed methodology for trading government and high yield bond market indexes represented in the ETF and futures markets.

Techniques

The Fund fell by 0.51% for the third quarter of 2023. Only one of the Fund’s sub-portfolios posted positive results for the quarter, and 57% outperformed the Bloomberg U.S. Aggregate Bond Market Index. Careful weightings among the sub-portfolios, with an emphasis on successful sub-portfolios, allowed the Fund to outpace its benchmarks for the quarter. Late last year, a change was made to the Fund to make it more interest-rate agnostic. The Fund responded to market patterns during the quarter by alternating between about 60% long and 50% short exposures. The Fund fell by 4.88% for the fourth quarter of 2023. One of the Fund’s sub-strategies posted negative results for the quarter, and 57% outperformed the Bloomberg U.S. Aggregate Bond Market Index. However, the Fund’s significant weighting to the underperforming sub-strategy during the quarter led to its underperformance. At the end of the quarter, we instituted a minor change to combine the signals from the sub-strategies more evenly, aiming for a more unbiased method of combining sub-strategy signals. The portfolio had some high-yield trades. Both high-yield sub-portfolios were up for the quarter. The Fund gained 0.94% for the first quarter of 2024. Within the Fund, 57% of the sub-strategies beat the Bloomberg Index for the quarter, and 42% had positive returns. The Fund maintained a long bias for long-term Treasurys, although it achieved short positions in early January and February. The Fund had a 20% exposure to high-yield bonds through January and most of February before reducing the exposure for most of March. The Fund was down 0.92% for the second quarter. Within the Fund, 42% of the sub-strategies used beat the Bloomberg Index for the quarter, and 42% had positive returns. Throughout the second quarter, the Fund maintained a long bias to long-term Treasurys, although it achieved short positions at the start of each month.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2019	$10,000	$10,000
Jun-2020	$11,184	$10,771
Jun-2021	$10,420	$10,735
Jun-2022	$9,523	$9,630
Jun-2023	$8,251	$9,540
Jun-2024	$7,808	$9,791

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 13, 2019)
Quantified Tactical Fixed Income Fund	- 5.36%	- 5.03%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.44%

Performance Inception Date			Sep. 13, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 52,344,374	$ 52,344,374	$ 52,344,374
Holdings Count | Holding	21	21	21
Advisory Fees Paid, Amount		$ 725,427
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$52,344,374
Number of Portfolio Holdings	21
Advisory Fee	$725,427
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.1%
U.S. Government & Agencies	3.8%
Corporate Bonds	5.7%
Certificate Of Deposit	20.8%
Short-Term Investments	34.8%
Money Market Funds	34.8%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 5.200%,	35.7%
First American Government Obligations Fund Class Z, 5.187%,	35.7%
Federal National Mortgage Association, 5.250%, 02/17/26	3.8%
Federal Home Loan Banks, 5.300%, 08/15/25	3.8%
Bellco Credit Union, 5.150%, 02/24/25	1.9%
Valley Strong Credit Union, 5.100%, 02/10/25	1.9%
Texas Exchange Bank SSB, 0.500%, 07/09/24	1.9%
Greenstate Credit Union, 0.500%, 07/19/24	1.9%
Sallie Mae Bank, 0.550%, 07/22/24	1.9%
Goldman Sachs Bank USA, 0.550%, 07/29/24	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000225736
Shareholder Report [Line Items]
Fund Name		Quantified Tactical Sectors Fund
Class Name		Investor
Trading Symbol		QTSSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Quantified Tactical Sectors Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$170	1.61%

Expenses Paid, Amount		$ 170
Expense Ratio, Percent		1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 10.58% for the year ending June 30, 2024, buoyed in part by favorable market conditions. The S&P 500 Index, the Fund’s primary benchmark, returned 24.56% for the same period.

Strategy

The Quantified Tactical Sectors Fund is an aggressive active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

In July 2023, the Fund had reached a 2023 gain of more than 20%, but by late September, it had given back much of that gain. This setback occurred even though the Fund had cut its market exposure from a peak of 156% down to 25% by the close of the quarter. The Fund follows a rule set that includes several different risk-management indicators. These indicators moved from bearish to bullish in just five trading days—the fastest switch ever. Advancing to a fully invested position and adding leverage on November 6, 2023, benefited the Fund for the fourth quarter of 2023.The Fund rose 10.70% for the first quarter of 2024, slightly underperforming its benchmark, the S&P 500, which rallied 10.56% and marked its 12th-strongest quarterly gain in the past 80 years. The market rally broadened. This change was reflected in the robust performance of the more diversified S&P 500, which outperformed the highly concentrated NASDAQ Composite. Such broadening is advantageous for the Fund due to its ability to pivot to emerging leaders. The Fund moved briefly to a defensive position from late April to early May, losing ground to the S&P 500 during that time. However, the Fund recovered in June, gaining 8.57% due to a 50% allocation to the Technology sector and a 50% allocation to the S&P 500. When a sector is on a sell signal, the Fund’s algorithm determines whether replacing that sector position with broad equity exposure or a money-market position is more beneficial. When the signal for the Financial Services sector switched to sell on May 30, the Fund moved to the S&P 500, remaining there for the rest of the quarter. The Financial Services sector gained just 0.56%, while the backup S&P 500 position gained 4.47%. The actual impact was 56% larger, as the Fund used leverage during that period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Tactical Sectors Fund	S&P 500® Index
Mar-2021	$10,000	$10,000
Jun-2021	$10,560	$11,456
Jun-2022	$6,031	$10,240
Jun-2023	$6,911	$12,246
Jun-2024	$7,642	$15,253

Average Annual Return [Table Text Block]
	1 Year	Since Inception (March 4, 2021)
Quantified Tactical Sectors Fund	10.58%	- 7.77%
S&P 500® Index	24.56%	13.55%

Performance Inception Date			Mar. 04, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 64,874,637	$ 64,874,637	$ 64,874,637
Holdings Count | Holding	12	12	12
Advisory Fees Paid, Amount		$ 725,035
InvestmentCompanyPortfolioTurnover		1130.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,874,637
Number of Portfolio Holdings	12
Advisory Fee	$725,035
Portfolio Turnover	1130%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	6.7%
Money Market Funds	27.9%
Exchange-Traded Funds	65.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	39.5%
Mount Vernon Liquid Assets Portfolio, LLC	25.9%
Technology Select Sector SPDR Fund	20.4%
Vanguard Information Technology ETF	20.4%
Fidelity Government Portfolio, Institutional Class	8.2%
First American Government Obligations Fund, Class Z	8.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.